UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21344
                                                -------------

            First Trust/Four Corners Senior Floating Rate Income Fund
            ---------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - 128.5%

                 Aerospace & Defense - 6.0%
 $      359,429  DAE Aviation Holdings, Inc., Term Loan B1         B3        B            4.24%       07/31/14      $       298,326
        352,530  DAE Aviation Holdings, Inc., Term Loan B2         B3        B         4.09%-4.24%    07/31/14              292,600
        403,895  GenCorp, Inc., Synthetic Letter of Credit         Ba3       B            2.52%       04/30/13              331,194
        221,116  GenCorp, Inc., Term Loan                          Ba3       B            2.63%       04/30/13              181,315
        481,250  L-1 Identity Solutions Operating Company,
                    Term Loan B-2                                  Ba3       BB+          7.25%       08/05/13              482,453
        583,224  Robertson Aviation, LLC, Term Loan                NR(f)     NR(f)     3.01%-5.00%    04/19/13              408,257
        465,389  Safenet, Inc., Term Loan, First Lien              B1        B+           2.77%       04/12/14              428,934
        984,810  Spirit Aerosystems, Inc., Term Loan B             Ba3       BBB-         2.26%       09/30/13              950,342
        430,394  Vought Aircraft Industries, Inc., Term Loan B     Ba2       B-           7.50%       12/22/11              426,090
                                                                                                                    ----------------
                                                                                                                          3,799,511
                                                                                                                    ----------------
                 Agricultural Products - 1.4%
         93,235  Dole Food Company, Inc., Prefunded Letter of
                    Credit                                         Ba2       B+           8.00%       04/12/13               93,832
        162,983  Dole Food Company, Inc., Term Loan B              Ba2       B+           8.00%       04/12/13              164,027
        607,288  Dole Food Company, Inc., Term Loan C              Ba2       B+           8.00%       04/12/13              611,178
                                                                                                                    ----------------
                                                                                                                            869,037
                                                                                                                    ----------------
                 Airlines - 0.7%
        490,000  Delta Air Lines, Inc., Synthetic Revolving
                    Credit Facility                                Ba2       BB-       2.26%-2.43%    04/30/12              437,529
                                                                                                                    ----------------

                 Aluminum - 1.4%
        673,763  Novelis Corp., Term Loan                          Ba3       BB-       2.27%-2.60%    07/06/14              611,103
        306,250  Novelis, Inc., Canadian Term Loan                 Ba3       BB-          2.27%       07/06/14              277,769
                                                                                                                    ----------------
                                                                                                                            888,872
                                                                                                                    ----------------
                 Apparel Retail - 1.0%
        608,036  Hanesbrands, Inc., Term Loan B, First Lien
                                                                   Ba2       BB+       5.02%-5.25%    09/05/13              608,253
                                                                                                                    ----------------

                 Application Software - 1.3%
        932,172  Verint Systems, Inc., Term Loan, First Lien
                                                                   NR        B+           3.52%       05/25/14              841,286
                                                                                                                    ----------------

                 Asset Management & Custody Banks - 1.6%
        901,597  Nuveen Investments, Inc., Term Loan               B3        B         3.49%-3.50%    11/13/14              731,796
        449,216  Oxford US Acquisition, LLC, Term Loan,
                    Tranche B2                                     NR(f)     NR(f)        2.50%       05/12/14              265,037
                                                                                                                    ----------------
                                                                                                                            996,833
                                                                                                                    ----------------
                 Automobile Manufacturers - 0.7%
        491,823  Ford Motor Company, Term Loan, First Lien         Caa1      CCC+      3.28%-3.51%    12/15/13              426,165
                                                                                                                    ----------------

                 Automotive Retail - 0.7%
        452,328  KAR Holdings, Inc., Term Loan B                   Ba3       B            2.52%       10/18/13              424,434
                                                                                                                    ----------------

                 Broadcasting - 3.7%
        875,532  Cumulus Media, Inc., Term Loan, First Lien        Caa1      B            4.27%       06/07/14              630,383
      1,290,565  Gray Television, Inc., Term Loan B                Caa1      CCC          3.78%       12/31/14              930,820
        500,000  Raycom Media, Inc., Term Loan, Tranche B          NR        NR           1.81%       06/25/14              350,000
        491,250  Sirius Satellite Radio, Inc., Term Loan,
                    First Lien                                     B3        B+           2.56%       12/20/12              448,266
                                                                                                                    ----------------
                                                                                                                          2,359,469
                                                                                                                    ----------------
                 Cable & Satellite - 3.7%
        473,892  Charter Communications Operating, LLC, Term
                    Loan (i)                                       WR        D            6.25%       03/06/14              439,831
        446,538  CSC Holdings, Inc., Incremental Term Loan         Baa3      BBB-      2.02%-2.07%    03/29/13              431,627
        500,000  CSC Holdings, Inc., Term Loan, Extended
                    Maturity                                       Baa3      BBB-         2.07%       03/29/16              492,625
        324,144  UPC Distribution Holdings B.V., Term Loan N       Ba3       B+           2.03%       12/31/14              305,506
        175,186  UPC Distribution Holdings B.V., Term Loan T       Ba3       B+           3.78%       12/31/16              169,408
        500,000  UPC Distribution Holdings B.V., Term Loan T
                    (Add-on)                                       Ba3       B+           3.76%       12/31/16              491,250
                                                                                                                    ----------------
                                                                                                                          2,330,247
                                                                                                                    ----------------
                 Casinos & Gaming - 4.5%
        143,309  Cannery Casino Resorts, LLC, Delayed Draw
                    Term Loan                                      B1        B+           2.53%       05/18/13              127,903
        173,340  Cannery Casino Resorts, LLC, Term Loan, First
                    Lien                                           B1        B+           2.52%       05/18/13              154,706
        443,113  CCM Merger, Inc., Term Loan B                     B3        BB-          8.50%       07/13/12              413,572
        181,136  Golden Nugget, Inc., Delayed Draw Term Loan       Caa3      CC        2.27%-2.35%    06/30/14              123,475


                 See Notes to Quarterly Portfolio of Investments         Page 1




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Casinos & Gaming - (Continued)
 $      318,182  Golden Nugget, Inc., Term Loan, First Lien        Caa3      CC           2.27%       06/14/14      $       216,894
        118,800  Las Vegas Sands, LLC, Delayed Draw Term Loan 1    B3        B-           2.09%       05/23/14               92,532
        115,789  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B1                                        Baa3      BBB          2.13%       03/05/14              110,579
        417,125  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B2                                        Baa3      BBB          2.13%       03/05/14              398,355
        344,130  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B3                                        Baa3      BBB          2.13%       03/05/14              328,644
        997,500  VML US Finance, LLC, Term Loan                    B3        B-           2.85%       05/25/13              912,356
                                                                                                                    ----------------
                                                                                                                          2,879,016
                                                                                                                    ----------------
                 Computer Hardware - 2.0%
      1,430,641  Activant Solutions Holdings, Inc., Term Loan      B1        B+        2.31%-2.63%    05/02/13            1,301,883
                                                                                                                    ----------------
                 Data Processing & Outsourced Services - 1.9%
      1,470,000  Harland Clarke Holdings Corp., Term Loan B        B1        B+        2.76%-3.10%    06/30/14            1,200,806
                                                                                                                    ----------------
                 Diversified Chemicals - 5.6%
        191,900  Brenntag Holding GmbH & Company KG,
                    Acquisition Term Loan                          B1        B+        2.27%-2.99%    01/17/14              182,305
        785,948  Brenntag Holding GmbH & Company KG, Term Loan B2  B1        B+           2.27%       01/17/14              746,650
      1,440,774  Huntsman International, LLC, Term Loan            Ba2       B+           2.01%       04/19/14            1,342,322
          6,046  LyondellBasell Industries AF S.C.A., Dutch
                    Revolving Credit Facility (i)                  WR        C            3.77%       12/20/13                2,841
         14,044  LyondellBasell Industries AF S.C.A., Dutch
                    Term Loan A (i)                                WR        C            3.77%       12/20/13                6,601
         17,357  LyondellBasell Industries AF S.C.A., German
                    Term Loan B1 (i)                               WR        C            4.02%       12/20/14                8,158
         17,357  LyondellBasell Industries AF S.C.A., German
                    Term Loan B2 (i)                               WR        C            4.02%       12/20/14                8,158
         17,357  LyondellBasell Industries AF S.C.A., German
                    Term Loan B3 (i)                               WR        C            4.02%       12/20/14                8,158
        134,411  LyondellBasell Industries AF S.C.A., Initial
                    New Money Loan (DIP) (g) (i)                   NR        BB-    1.50%(h)-13.00%   12/15/09              139,199
         75,315  LyondellBasell Industries AF S.C.A., Term
                    Loan B1 (i)                                    WR        C            7.00%       12/20/14               36,151
         75,315  LyondellBasell Industries AF S.C.A., Term
                    Loan B2 (i)                                    WR        C            7.00%       12/20/14               36,151
         75,315  LyondellBasell Industries AF S.C.A., Term
                    Loan B3 (i)                                    WR        C            7.00%       12/20/14               36,151
         22,671  LyondellBasell Industries AF S.C.A., U.S.
                    Primary Revolving Credit Facility (i)          WR        C            3.77%       12/20/13               10,882
         43,195  LyondellBasell Industries AF S.C.A., U.S.
                    Term Loan A (i)                                WR        C            3.77%       12/20/13               20,734
        974,378  Rockwood Specialties Group, Inc., Term Loan H     Ba2       BB-          6.00%       05/15/14              980,874
                                                                                                                    ----------------
                                                                                                                          3,565,335
                                                                                                                    ----------------
                 Electric Utilities - 8.5%
        410,713  Astoria Generating Company Acquisitions, LLC,
                    Term Loan B                                    B1        BB-       2.03%-2.10%    02/23/12              390,178
        994,950  Calpine Corporation, First Priority Term Loan     B2        B+           3.48%       03/29/14              913,021
        163,274  Covanta Energy Corporation, Synthetic Letter
                    of Credit                                      Ba1       BB           2.10%       02/09/14              156,198
        324,187  Covanta Energy Corporation, Term Loan B           Ba1       BB           1.81%       02/09/14              310,139
        536,630  Mirant North America, LLC, Term Loan              Ba2       BB           2.01%       01/03/13              512,673
      1,823,853  NRG Energy, Inc., Synthetic Letter of Credit      Baa3      BB+          2.35%       02/01/13            1,720,018
        940,804  Riverside Energy Center, LLC, Term Loan           Ba3       BB-          4.74%       06/24/11              917,284
         84,958  Rocky Mountain Energy Center, LLC, Synthetic
                    Letter of Credit                               Ba3       BB-          4.84%       06/24/11               82,834
        421,851  Rocky Mountain Energy Center, LLC, Term Loan      Ba3       BB-          4.74%       06/24/11              411,305
                                                                                                                    ----------------
                                                                                                                          5,413,650
                                                                                                                    ----------------
                 Environmental & Facilities Services - 1.0%
         31,447  EnergySolutions, LLC, Synthetic Letter of
                    Credit                                         Ba2       NR(f)        2.52%       06/07/13               29,874
        211,707  EnergySolutions, LLC, Term Loan (Duratek)         Ba2       NR(f)        2.53%       06/07/13              199,534
        441,262  EnergySolutions, LLC, Term Loan
                    (EnergySolutions)                              Ba2       NR(f)        2.53%       06/07/13              415,890
                                                                                                                    ----------------
                                                                                                                            645,298
                                                                                                                    ----------------
                 Food Distributors - 2.0%
        844,167  Birds Eye Foods, Inc., Term Loan, First Lien      NR(f)     NR(f)     2.04%-2.35%    03/22/13              801,958
        488,750  Dean Foods Company, Term Loan B                   B1        BB        1.65%-1.98%    04/02/14              466,582
                                                                                                                    ----------------
                                                                                                                          1,268,540
                                                                                                                    ----------------
                 Food Retail - 1.3%
        893,291  SUPERVALU, Inc., Term Loan B                      Ba3       BB+          1.51%       06/02/12              860,656
                                                                                                                    ----------------


                 See Notes to Quarterly Portfolio of Investments         Page 2




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Forest Products - 0.4%
 $      182,232  Georgia-Pacific Corporation, Term Loan B2         Ba2       BB+       2.34%-2.46%    12/20/12      $       176,049
        108,511  Georgia-Pacific Corporation, Term Loan C          Ba2       BB+       3.59%-3.90%    12/23/14              107,866
                                                                                                                    ----------------
                                                                                                                            283,915
                                                                                                                    ----------------
                 Gas Utilities - 0.9%
        613,005  Atlas Pipeline Partners, L.P., Term Loan          B1        B            6.75%       07/27/14              596,147
                                                                                                                    ----------------
                 Health Care Equipment - 1.1%
        750,000  Biomet, Inc., Dollar Term Loan                    B1        BB-       3.26%-3.61%    03/25/15              719,609
                                                                                                                    ----------------
                 Health Care Facilities - 5.7%
        500,000  HCA, Inc., Term Loan B                            Ba3       BB           2.85%       11/18/13              470,555
        917,340  Health Management Associates, Inc., Term Loan B   B1        BB-          2.35%       02/28/14              859,720
        500,000  Lifepoint Hospitals, Inc., Term Loan B            Ba1       BB           2.02%       04/15/12              484,500
        969,620  Select Medical Corporation, Term Loan B-1         Ba2       B+        4.16%-6.00%    08/22/14              911,443
        154,867  United Surgical Partners International, Inc.,
                    Delayed Draw Term Loan                         Ba3       B            2.27%       04/19/14              143,252
        819,839  United Surgical Partners International, Inc.,
                    Term Loan B                                    Ba3       B         2.27%-2.51%    04/19/14              758,351
                                                                                                                    ----------------
                                                                                                                          3,627,821
                                                                                                                    ----------------
                 Health Care Services - 6.2%
         64,878  CHS/Community Health Systems, Inc., Delayed
                    Draw Term Loan                                 Ba3       BB           2.51%       07/25/14               60,438
      1,270,844  CHS/Community Health Systems, Inc., Term Loan     Ba3       BB        2.51%-2.62%    07/25/14            1,183,871
      1,000,000  DaVita, Inc., Term Loan B-1                       Ba1       BB+       1.77%-2.10%    10/05/12              959,583
        892,560  Fresenius Medical Care AG, Term Loan B            Baa3      BBB-      1.89%-1.99%    03/31/13              860,205
        487,500  Healthways, Inc., Term Loan B                     Ba2       BB           2.10%       12/01/13              448,500
        482,542  Quintiles Transnational Corp., Term Loan B,
                    First Lien                                     B1        BB        2.26%-2.60%    03/31/13              452,785
                                                                                                                    ----------------
                                                                                                                          3,965,382
                                                                                                                    ----------------
                 Homebuilding - 0.6%
        487,406  Mattamy Funding Partnership, Term Loan            NR(f)     NR(f)        2.63%       04/11/13              389,924
                                                                                                                    ----------------
                 Independent Power Producers &
                   Energy Traders - 2.7%
      1,000,000  Dynegy Holdings, Inc., Synthetic Letter of
                    Credit                                         Ba2       BB-          4.02%       04/02/13              961,000
        994,937  Texas Competitive Electric Holdings Company,
                    LLC, Initial Term Loan B-2                     B2        B+        3.78%-3.79%    10/10/14              756,152
                                                                                                                    ----------------
                                                                                                                          1,717,152
                                                                                                                    ----------------
                 Integrated Telecommunication Services - 4.5%
        332,546  Intelsat Corp., Term Loan B-2-A                   B1        BB-          2.78%       07/03/13              314,672
        332,445  Intelsat Corp., Term Loan B-2-B                   B1        BB-          2.78%       07/03/13              314,576
        332,445  Intelsat Corp., Term Loan B-2-C                   B1        BB-          2.78%       07/03/13              314,576
      1,000,000  NTELOS, Inc., Term Loan                           Ba3       BB-          5.75%       08/07/15              997,500
         78,426  Telesat Canada, U.S. Delayed Draw Term Loan II    B1        BB-          3.27%       10/31/14               74,980
        913,120  Telesat Canada, U.S. Term Loan I                  B1        BB-          3.27%       10/31/14              873,001
                                                                                                                    ----------------
                                                                                                                          2,889,305
                                                                                                                    ----------------
                 Internet Retail - 0.6%
        485,904  Sabre Holdings Corp., Term Loan                   B1        B         2.53%-2.74%    09/30/14              397,400
                                                                                                                    ----------------
                 Investment Banking & Brokerage - 1.9%
      1,267,197  Ameritrade Holding Corporation, Term Loan B       Baa2      BBB+         1.77%       12/31/12            1,235,200
                                                                                                                    ----------------
                 IT Consulting & Other Services - 1.4%
        490,744  Alion Science and Technology Corp., Term Loan     B1        B+           9.50%       02/06/13              422,040
        467,673  West Corporation, Term Loan B-2                   B1        BB-       2.64%-2.65%    10/24/13              443,454
                                                                                                                    ----------------
                                                                                                                            865,494
                                                                                                                    ----------------
                 Leisure Facilities - 1.7%
        454,627  Cedar Fair, L.P., U.S. Term Loan                  Ba3       BB-          2.26%       08/30/12              435,590
        776,388  London Area and Waterfront Finance, LLC, Term
                    Loan A                                         NR(f)     NR(f)        2.89%       03/08/12              659,930
                                                                                                                    ----------------
                                                                                                                          1,095,520
                                                                                                                    ----------------


                 See Notes to Quarterly Portfolio of Investments         Page 3




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Life & Health Insurance - 0.7%
 $      103,100  Conseco, Inc., Term Loan                          Caa1      CCC          6.50%       10/10/13      $        78,356
        411,833  Multiplan Merger Corporation, Term Loan C         B1        B+           2.81%       04/12/13              389,182
                                                                                                                    ----------------
                                                                                                                            467,538
                                                                                                                    ----------------
                 Metal and Glass Containers - 1.9%
      1,250,000  Owens-Illinois, Inc., Term Loan B                 Baa3      BBB-         1.77%       06/14/13            1,220,834
                                                                                                                    ----------------
                 Mortgage REITs - 0.8%
        394,545  LNR Property Corporation, Initial Term Loan,
                    Tranche B                                      B2        B-           3.78%       07/12/11              246,098
        390,000  LNR Property Corporation, Term Loan, Tranche
                    A-1                                            B2        B-           3.78%       07/12/10              242,287
                                                                                                                    ----------------
                                                                                                                            488,385
                                                                                                                    ----------------
                 Movies & Entertainment - 5.6%
        987,212  AMC Entertainment, Inc., Term Loan                Ba2       BB-          1.76%       01/26/13              937,499
         35,433  Deluxe Entertainment Services Group, Inc.,
                    Credit Linked Term Loan A                      Ba3       B-           2.85%       05/11/13               31,535
        608,499  Deluxe Entertainment Services Group, Inc.,
                    Term Loan, Tranche B                           Ba3       B-        2.51%-2.85%    05/11/13              541,564
         61,570  Deluxe Entertainment Services Group, Inc.,
                    Term Loan, Tranche C                           Ba3       B-           2.85%       05/11/13               54,797
        748,125  Discovery Communications Holding, LLC, Term
                    Loan C                                         Baa3      NR(f)        5.25%       05/14/14              756,229
        500,000  National CineMedia, LLC, Term Loan B              Ba3       B+           2.38%       02/13/15              468,250
        761,521  Regal Cinemas Corporation, Term Loan B            Ba2       BB-          4.35%       10/27/13              754,858
                                                                                                                    ----------------
                                                                                                                          3,544,732
                                                                                                                    ----------------
                 Multi-Utilities - 1.4%
        689,274  KGEN, LLC, Synthetic Letter of Credit             B1        BB           2.38%       02/08/14              630,686
        307,571  KGEN, LLC, Term Loan B                            B1        BB           2.06%       02/08/14              281,427
                                                                                                                    ----------------
                                                                                                                            912,113
                                                                                                                    ----------------
                 Office REITs - 0.6%
      1,000,000  Tishman Speyer Real Estate D.C. Area
                    Portfolio, L.P., Term Loan (l)                 WR        D            4.00%       12/27/12              397,500
                                                                                                                    ----------------
                 Office Services & Supplies - 2.1%
        914,073  Emdeon Business Services, LLC, Term Loan,
                    First Lien                                     B1        BB-       2.27%-2.60%    11/16/13              880,938
        500,000  Pike Electric, Inc., Term Loan C                  NR(f)     NR(f)        1.81%       12/10/12              470,000
                                                                                                                    ----------------
                                                                                                                          1,350,938
                                                                                                                    ----------------
                 Oil & Gas Equipment & Services - 2.3%
        480,000  Hercules Offshore, Inc., Term Loan                B2        B+        8.50%-8.75%    07/11/13              441,600
        387,488  Targa Resources, Inc., Synthetic Letter of
                    Credit                                         Ba3       B+           2.60%       10/31/12              379,576
        666,382  Targa Resources, Inc., Term Loan                  Ba3       B+        2.26%-2.60%    10/31/12              652,777
                                                                                                                    ----------------
                                                                                                                          1,473,953
                                                                                                                    ----------------
                 Oil & Gas Exploration & Production - 2.0%
        315,000  ATP Oil & Gas Corporation, Term Loan, Tranche B1  NR        NR           8.50%       07/15/14              257,198
         82,818  ATP Oil & Gas Corporation, Term Loan, Tranche B2  NR        NR           9.00%       01/15/11               67,621
        984,675  Helix Energy Solutions Group, Inc., Term Loan     Ba2       BB        2.26%-2.51%    07/01/13              918,209
                                                                                                                    ----------------
                                                                                                                          1,243,028
                                                                                                                    ----------------
                 Oil & Gas Refining & Marketing - 1.0%
         86,207  Calumet Lubricants Co., L.P., Synthetic
                    Letter of Credit                               B1        B            4.43%       01/03/15               75,862
        643,380  Calumet Lubricants Co., L.P., Term Loan           B1        B         4.31%-4.43%    01/03/15              566,174
                                                                                                                    ----------------
                                                                                                                            642,036
                                                                                                                    ----------------
                 Oil & Gas Storage & Transportation - 2.5%
      1,150,000  Energy Transfer Equity, L.P., Term Loan B         Ba2       NR           2.21%       11/01/12            1,113,857
        495,000  Enterprise GP Holdings, L.P., Term Loan B         Ba2       BB-       2.53%-2.78%    11/08/14              483,244
                                                                                                                    ----------------
                                                                                                                          1,597,101
                                                                                                                    ----------------
                 Packaged Foods & Meats - 0.7%
        493,671  Weight Watchers International, Inc., Term
                    Loan B                                         Ba1       BB+       1.81%-2.13%    01/26/14              470,839
                                                                                                                    ----------------
                 Paper Packaging - 2.9%
        488,792  Graham Packaging Holdings Co., Term Loan B,
                    First Lien                                     B1        B+           2.56%       10/07/11              475,350


                 See Notes to Quarterly Portfolio of Investments         Page 4




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Paper Packaging - (Continued)
 $      452,925  Graphic Packaging International, Inc., Term
                    Loan B                                         Ba3       BB-       2.33%-2.60%    05/16/14      $       436,031
        141,813  Smurfit-Stone Container Enterprises, Inc.,
                    Canadian Revolving Credit Facility (i)         WR        D         2.50%-5.00%    11/01/09              135,077
         85,822  Smurfit-Stone Container Enterprises, Inc.,
                    Synthetic Letter of Credit (i)                 WR        D            4.50%       11/01/10               81,638
         97,667  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan B (i)                                WR        D            2.57%       11/01/11               92,906
        184,087  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan C (i)                                WR        D            2.57%       11/01/11              175,036
         55,658  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan C1 (i)                               WR        D            2.57%       11/01/11               52,921
        427,574  Smurfit-Stone Container Enterprises, Inc.,
                    U.S. Revolving Credit Facility (i)             WR        D         2.50%-4.50%    11/01/09              407,265
                                                                                                                    ----------------
                                                                                                                          1,856,224
                                                                                                                    ----------------
                 Paper Products - 2.7%
        747,359  Appleton Papers, Inc., Term Loan B, First Lien    Ba3       B+           6.50%       06/05/13              653,939
      1,140,000  Domtar Corporation, Term Loan B                   Baa3      BBB-         1.65%       03/07/14            1,082,050
                                                                                                                    ----------------
                                                                                                                          1,735,989
                                                                                                                    ----------------
                 Pharmaceuticals - 3.0%
        967,595  Catalent Pharma Solutions, Inc., Dollar Term
                    Loan                                           Ba3       BB-          2.51%       04/10/14              841,324
        798,352  Graceway Pharmaceuticals, LLC, Term Loan,
                    First Lien                                     Ba3       BB           3.01%       05/03/12              638,682
        449,749  Mylan, Inc., Term Loan B                          Ba3       BB        3.56%-3.88%    10/02/14              436,103
                                                                                                                    ----------------
                                                                                                                          1,916,109
                                                                                                                    ----------------
                 Publishing - 2.2%
         13,296  Cenveo Corporation, Delayed Draw Term Loan        Ba3       BB-          5.11%       06/21/13               12,864
        465,698  Cenveo Corporation, Term Loan C                   Ba3       BB-          5.11%       06/21/13              450,563
        135,870  GateHouse Media, Inc., Delayed Draw Term Loan B   Caa1      CCC       2.27%-2.28%    08/28/14               35,394
        364,130  GateHouse Media, Inc., Initial Term Loan          Caa1      CCC          2.27%       08/28/14               94,856
        409,766  Media News Group, Inc., Term Loan B (k)           WR        NR           6.76%       12/30/10               77,856
        976,237  Tribune Company, Term Loan B (i) (j)              WR        NR           5.25%       05/19/14              408,799
        500,000  Yell Group, PLC, Term Loan B1                     B2        B            3.26%       10/27/12              337,916
                                                                                                                    ----------------
                                                                                                                          1,418,248
                                                                                                                    ----------------
                 Retail REITs - 2.8%
        930,263  Capital Automotive, L.P., Term Loan               Ba1       B            2.04%       12/16/10              774,444
      1,077,778  The Macerich Partnership, L.P., Term Loan         NR(f)     NR(f)        1.81%       04/26/10            1,007,722
                                                                                                                    ----------------
                                                                                                                          1,782,166
                                                                                                                    ----------------
                 Semiconductors - 1.7%
      1,452,429  Freescale Semiconductors, Inc., Term Loan,
                    First Lien                                     B2        B-           2.03%       12/01/13            1,083,875
                                                                                                                    ----------------
                 Specialized Consumer Services - 5.4%
      1,508,372  Affinion Group, Inc., Term Loan B                 Ba2       BB           2.76%       10/17/12            1,435,578
         19,254  ARAMARK Corporation, Prefunded Synthetic
                    Letter of Credit                               Ba3       BB           2.25%       01/26/14               18,018
        303,424  ARAMARK Corporation, Term Loan                    Ba3       BB           2.47%       01/26/14              283,936
        500,000  Asurion Corp., Term Loan, First Lien              NR(f)     NR(f)        3.28%       07/03/14              476,782
        472,180  N.E.W. Holdings I, LLC, Term Loan, First Lien     NR(f)     NR(f)     2.76%-2.78%    05/22/14              440,898
        863,937  Nielsen Finance, LLC, Dollar Term Loan            Ba3       B+           2.28%       08/09/13              804,181
                                                                                                                    ----------------
                                                                                                                          3,459,393
                                                                                                                    ----------------
                 Specialty Chemicals - 1.5%
        977,500  Celanese Holdings, LLC, Term Loan, First Lien     Ba2       BB+          2.35%       04/02/14              931,221
                                                                                                                    ----------------
                 Specialty Stores - 0.6%
        437,230  The Yankee Candle Company, Inc., Term Loan        Ba3       BB-          2.27%       02/06/14              405,531
                                                                                                                    ----------------
                 Systems Software - 1.9%
        934,211  Dealer Computer Services, Inc., Term Loan,
                    First Lien                                     Ba2       BB           2.26%       10/26/12              809,261
        519,817  Open Solutions, Inc., Term Loan, First Lien       B1        BB-          2.63%       01/23/14              428,849
                                                                                                                    ----------------
                                                                                                                          1,238,110
                                                                                                                    ----------------
                 Technology Distributors - 1.4%
        540,000  H3C Holdings, Ltd., Term Loan B                   Ba2       BB+          4.79%       09/28/12              472,500


                 See Notes to Quarterly Portfolio of Investments         Page 5




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                         Description                      Moody's   S&P          Rate     Maturity (d)         Value
---------------  -----------------------------------------------  -----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Technology Distributors - (Continued)
 $      493,639  Sensata Technologies Finance Company, LLC,
                    Term Loan, First Lien                          B3        B         2.09%-2.25%    04/27/13      $       403,138
                                                                                                                    ----------------
                                                                                                                            875,638
                                                                                                                    ----------------
                 Trucking - 2.5%
        277,778  The Hertz Corporation, Prefunded Synthetic
                    Letter of Credit                               Ba1       BB-          2.36%       12/21/12              263,691
      1,383,260  The Hertz Corporation, Term Loan B                Ba1       BB-       2.02%-2.07%    12/21/12            1,313,109
                                                                                                                    ----------------
                                                                                                                          1,576,800
                                                                                                                    ----------------
                 Wireless Telecommunication Services - 1.6%
        305,119  Clearwire Corporation, Delayed Draw Term
                    Loan, First Lien                               B3        B+           9.25%       07/03/12              280,252
        186,331  Clearwire Corporation, Term Loan, First Lien      B3        B+           9.25%       07/03/12              171,145
        590,000  Crown Castle Operating Company, Term Loan,
                    First Lien                                     Ba3       BB           1.76%       03/06/14              559,210
                                                                                                                    ----------------
                                                                                                                          1,010,607
                                                                                                                    ----------------

                 Total Senior Floating-Rate Loan Interests
                 (Cost $90,375,455)                                                                                       81,998,597
                                                                                                                    ----------------

 SENIOR FLOATING-RATE NOTES - 0.3%

                 Semiconductors - 0.3%
        325,000  NXP B.V.                                          C         CC           3.26%       10/15/13              202,719
                                                                                                                    ----------------
                 Leisure Facilities - 0.0%
        250,000  HRP Myrtle Beach (i) (j) (m) (o)                  WR        NR           8.00%       04/01/12                    0
                                                                                                                    ----------------
                 Total Senior Floating-Rate Notes                                                                           202,719
                 (Cost $575,587)                                                                                    ----------------

 NOTES - 0.0%
                 Homebuilding - 0.0%
        145,455  TOUSA, Inc. (Payment-In-Kind Election Note)
                 (i) (m) (n) (o)                                   NR        NR           14.75%      07/01/15                    0
                                                                                                                    ----------------

                 Total Notes                                                                                                      0
                 (Cost $87,273)                                                                                     ----------------


     Shares                       Description                                                                             Value
---------------  ----------------------------------------------                                                      ---------------
 PREFERRED STOCKS - 0.0%

                 Homebuilding - 0.0%
            855  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (i) (j) (m) (o)                         0
                                                                                                                     ---------------
                 Total Preferred Stocks                                                                                           0
                 (Cost $512,727)                                                                                     ---------------

 WARRANTS - 0.0%

                 Broadcasting - 0.0%
          1,543  Cumulus Media, Inc. (m)                                                                                        340
                                                                                                                     ---------------
                 Total Warrants                                                                                                 340
                 (Cost $0)                                                                                           ---------------

                 Total Investments - 128.8%                                                                              82,201,656
                 (Cost $91,551,042) (p)

                 Net Other Assets and Liabilities - 2.8%                                                                  1,757,160

                 Outstanding Loan - (29.0)%                                                                             (18,500,000)

                 Money Market Cumulative Preferred(R) Shares, at Liquidation Value
                    (including accrued distributions) (q) - (2.6)%                                                       (1,675,363)
                                                                                                                     ---------------
                 Net Assets (Applicable to Common Shares) -  100.0%                                                  $   63,783,453
                                                                                                                     ===============


                See Notes to Quarterly Portfolio of Investments          Page 6




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)


_________________________________________________________________

  (a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
  (b) All or a portion of the investments are available to serve as collateral on the outstanding loan.
  (c) Ratings below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Group ("S&P") are considered to be below investment grade.
  (d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
  (e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
  (f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
  (g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.
  (h)   Represents commitment fee rate on unfunded loan commitment.
  (i)   This borrower has filed for protection in federal bankruptcy court.
  (j)   Non-income producing investment.
  (k) This issuer is in default, but interest is still being accrued by the Fund and paid by the issuer.
  (l) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
  (m) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (See Note 1F - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
  (n) This investment is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, this issuer is in default and income is not being accrued.
  (o) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
  (p) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $306,171 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,655,557.
  (q) On October 12, 2009, First Trust Advisors L.P., the Fund's investment advisor, announced that the Fund intends to redeem its outstanding
        Money Market Cumulative Preferred(R) Shares (the "MMP Shares") in the principal amount of $1,675,000. The Fund expects to effect such redemption of MMP Shares on November 5, 2009, subject to satisfying the notice and other requirements that apply to redemption. The Fund will not have outstanding any auction rate securities following the redemption of the MMP shares.

  NR   Not rated.
  WR   Withdrawn rating.

______________________________________________________

Valuation Inputs

A summary of the inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                  Level 2         Level 3
                          Total       Level 1   Significant     Significant
                      Market Value     Quoted    Observable    Unobservable
  Valuation Inputs    at 08/31/2009    Price       Input           Input
--------------------- -------------   -------   -----------    ------------
Senior Floating-Rate
    Loan Interests    $81,998,597     $  -      $81,998,597    $     -
Senior Floating-Rate
    Notes                 202,719        -          202,719          -
Notes                           -        -                -          -
Preferred Stocks                -        -                -          -
Warrants                      340        -              340          -
                      -----------     -------   -----------    ------------
Total Investments     $82,201,656     $  -      $82,201,656          -
                      ===========     =======   ===========    ============


                 See Notes to Quarterly Portfolio of Investments         Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are as follows:

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included with the Fund's Portfolio of Investments.

B. Credit Default Swaps:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of August 31, 2009, the Fund had no credit default swaps.

C. Repurchase Agreements:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral investments, including the risk of a possible decline in the value of the underlying investments during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of August 31, 2009, the Fund had no open repurchase agreements.

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                           AUGUST 31, 2009 (Unaudited)

D. Investment Transactions:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of August 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

E. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $44,790 as of August 31, 2009. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. Restricted Investments:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at August 31, 2009 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                      % of
                                                                                                    Net Assets
                                                                                                    Applicable
                               Acquisition      Principal      Value        Current                 to Common
 Security                         Date        Value/Shares   Per Share   Carrying Cost    Value       Shares
------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc.-Warrants    6/29/09           1,543     $  0.22     $       -        $ 340         0.00%
 HRP Myrtle Beach                3/23/06      $  250,000           -       250,000            -         0.00
 TOUSA, Inc.-Notes               7/31/07(1)   $  145,455           -        87,273            -         0.00
 TOUSA,Inc.-Preferred Stocks     7/31/07(1)          855           -       512,727            -         0.00

                                                                         -----------------------------------------
                                                                         $ 850,000        $ 340         0.00%
                                                                         =========================================

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund
             -----------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 21, 2009
     -----------------------------


* Print the name and title of each signing officer under his or her signature.